ACQUIRED INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 13,138	$ 11,299
Accumulated amortization	(10,023)	(9,951)
Accumulated impairment	(790)	(826)
Net carrying amount	2,325	521
Amortization expense	505	462	$ 692
2016	507
2017	507
2018	507
2019	386
thereafter	418
Audio-vision programming and broadcasting qualification [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	214	224
Accumulated amortization	(37)	(38)
Accumulated impairment	$ (177)	$ (186)
Net carrying amount
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 739	$ 771
Accumulated amortization	$ (739)	$ (771)
Accumulated impairment
Net carrying amount
Contract backlog [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 1,544	$ 1,612
Accumulated amortization	$ (1,544)	$ (1,612)
Accumulated impairment
Net carrying amount
Concession agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 10,459	$ 8,502
Accumulated amortization	(7,531)	(7,351)
Accumulated impairment	(603)	(630)
Net carrying amount	2,325	521
Non-compete agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	182	190
Accumulated amortization	(172)	(180)
Accumulated impairment	$ (10)	$ (10)
Net carrying amount